Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable
7. Accounts receivable:

	December 31, 2018	December 31, 2017
Customer trade receivables	$50,867	$51,719
Holdback receivables	—	6,750
Other receivables	6,775	4,337
Income tax receivable	717	1,232
Due from related parties (note 19)	122	156
Allowance for doubtful accounts	(3,039)	(2,294)
	$55,442	$61,900